Segmentation of key figures (Details 4) - Accumulated depreciation, amortisation and impairment - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (500)	$ (22)	$ (551)	$ (478)
Spinifex | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge				(416)
ZPL389 [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(485)		(485)
Innovative Medicines | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(500)	(20)	(509)	(466)
Sandoz | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ 0	$ (2)	$ (42)	$ (12)